Parent Company Financial Data (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and demand deposits with bank subsidiaries	$ 8,877	$ 7,487
Interest-earning deposits with bank subsidiaries	72,851	21,200
Investments in:
Other assets	9,174	9,327
Total assets	545,007	526,902
Liabilities and shareholders' equity
Other liabilities	11,449	3,636
Total liabilities	500,694	481,299
Shareholders' equity	42,729	44,254	43,493	44,024
Total liabilities and shareholders' equity	545,007	526,902
Consolidated [Member]
Assets
Cash and demand deposits with bank subsidiaries	300	307
Interest-earning deposits with bank subsidiaries	6,217	9,142
Investments in:
Bank subsidiaries	50,677	50,596
Nonbank subsidiaries	836	913
Other assets	3,237	2,453
Total assets	61,627	63,411
Liabilities and shareholders' equity
Master notes	5,451	6,208
Junior subordinated debentures	11,127	11,127
Other liabilities	376	473
Total liabilities	16,954	17,808
Redeemable common stock held by the Employee Stock Ownership Plan (ESOP)	1,584	1,349
Shareholders' equity	42,729	44,254
Total liabilities and shareholders' equity	$ 61,267	$ 63,411